Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Voyage Revenues	$ 268,236	$ 378,013	$ 457,804
Voyage expenses	(30,012)	(20,573)	(27,433)
Contract termination fees and forfeiture of vessel deposits	(41,339)	0	0
General and Administrative Expense [Abstract]
Rent	(41)	(29)	(12)
Amortization of CEO stock based compensation	(13,299)	(26,568)	(24,200)
Sigma and Blue Fin pool
Voyage Revenues	27,306	12,655	0
TMS Tankers
Voyage expenses	(507)	(158)	0
General and Administrative Expense [Abstract]
Consultancy/ Management fees	(5,151)	(2,293)	0
TMS Bulkers
Voyage expenses	(3,166)	(4,420)	0
Gain/ (loss) on sale of assets - commissions	(1,180)	(1,166)	0
General and Administrative Expense [Abstract]
Consultancy/ Management fees	(26,518)	(26,771)	0
Cardiff Tankers
Voyage expenses	(166)	0	0
Fabiana
General and Administrative Expense [Abstract]
Consultancy fees	(4,397)	(3,779)	(7,598)
Vivid
General and Administrative Expense [Abstract]
Consultancy/ Management fees	(14,201)	(5,958)	(1,700)
TMS Dry
Voyage expenses	0	(236)	0
General and Administrative Expense [Abstract]
Consultancy/ Management fees	0	(1,602)	0
Chairman, President and Chief Executive Officer
General and Administrative Expense [Abstract]
Amortization of CEO stock based compensation	(12,663)	(26,447)	(24,009)
Related Party
Contract termination fees and forfeiture of vessel deposits	(300)	0	0
Cardiff Marine Inc.
Voyage expenses	0	0	(5,614)
Gain/ (loss) on sale of assets - commissions	0	0	(772)
General and Administrative Expense [Abstract]
Consultancy/ Management fees	0	0	(20,139)
SOX Fees	$ 0	$ 0	$ (1,983)